Income and Expenses Relating to Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ (1,992)	¥ 24,322
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ (997)	¥ 18,115